Off-balance-sheet exposures (Tables)	6 Months Ended
Jun. 30, 2021
Off-balance-sheet exposures
Schedule of contingent commitments

	EUR million
	30-06-2021	31-12-2020
Loan commitments granted	247,154	241,230
Of which impaired	249	274
Financial guarantees granted	12,121	12,377
Of which impaired	174	124
Bank sureties	12,079	12,358
Credit derivatives sold	42	19
Other commitments granted	81,277	64,538
Of which impaired	703	548
Other granted guarantees	38,250	33,526
Other	43,027	31,012